ANNUAL REPORT
June 30, 2002

COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

FUND TYPE
Money market

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

(Logo) Prudential Financial

COMMAND Funds

Performance at a Glance

INVESTMENT GOALS AND STYLE

COMMAND Money Fund and COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. COMMAND Money Fund invests in a diversified portfolio of money market instruments maturing in 13 months or less, while COMMAND Government Fund invests in a portfolio of U.S. government securities maturing in 13 months or less. There can be no assurance that the Funds will achieve their respective investment objectives.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income tax, consistent with the maintenance of liquidity and preservation of capital. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities, and their agencies (or authorities). Some securities may pay income that is subject to the federal alternative minimum tax (AMT). There can be no assurance that the Fund will achieve its investment objective.

Fund Facts                                       As of 6/30/02

                        7-Day        Net Asset     Weighted Avg.    Net Assets
                     Current Yld.   Value (NAV)     Mat. (WAM)      (Millions)
COMMAND Money           1.45%          $1.00         45 Days         $14,782
iMoneyNet, Inc.
Taxable Prime
Retail Avg.(1)          1.15%          $1.00         61 Days             N/A
COMMAND Government      1.41%          $1.00         66 Days            $908
iMoneyNet, Inc.
Government & Agency
Retail Avg.(2)          1.16%          $1.00         50 Days             N/A
COMMAND Tax-Free        1.10%          $1.00         55 Days          $1,740
iMoneyNet, Inc.
Tax-Free National
Retail Avg.(3)          1.01%          $1.00         36 Days             N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. (1)iMoneyNet, Inc. reports a 7-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of June 25, 2002, the closest date to the end of our reporting period. (2)iMoneyNet, Inc. reports a 7-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of June 25, 2002, the closest date to the end of our reporting period. (3)iMoneyNet, Inc. reports a 7-day current yield, NAV, and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc Tax-Free National Retail Average category as of June 24, 2002, the closest date to the end of our reporting period.

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(Logo) Prudential Financial                      August 16, 2002

DEAR SHAREHOLDER,
The reporting period for COMMAND Money Fund, COMMAND Government Fund, and COMMAND Tax-Free Fund--the year ended June 30, 2002--was a time of significant change in the U.S. economy and the financial markets. The $10 trillion economy recovered from its first recession in a decade, aided by 11 reductions in short-term interest rates by the Federal Reserve (the Fed). However, the Fed left short-term rates near record lows as the economic recovery slowed and accounting scandals involving high-profile companies in the United States roiled financial markets. These developments put downward pressure on money market yields late in our reporting period.

In this environment characterized by investor pessimism and distrust, money market funds remained a viable alternative for those seeking investments that offered relative safety and liquidity. The COMMAND Funds' management team employed an interest rate strategy and analysis of supply/demand dynamics of money market securities that helped COMMAND Money Fund, COMMAND Government Fund, and COMMAND Tax-Free Fund provide competitive yields during our reporting period.

The COMMAND Funds' management team explains conditions in the money markets and each COMMAND Fund's investments on the following pages. Thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
COMMAND Funds

COMMAND Funds     COMMAND Money Fund

Annual Report     June 30, 2002

INVESTMENT ADVISER'S REPORT

COMMAND MONEY FUND
Our fiscal year that began July 1, 2001, encompassed some very dramatic developments in the U.S. economy and the financial markets that included a trend toward sharply lower money market yields. The economy slid into a recession, hurt primarily by a large drop in business investment and the negative effects of the September 11 terrorist attacks against the United States. To help revive the economy, the Fed began reducing short-term interest rates in early 2001 before our reporting period began. It continued to ease monetary policy through December 2001. The Fed's 11 rate cuts largely drove the decline in yields that lasted for much of our fiscal year.

With interest rates trending sharply lower, we repeatedly lengthened
COMMAND Money Fund's weighted average maturity (WAM) in order to lock in yields on money market issues before the general level of yields declined further. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.) For example, we positioned COMMAND Money Fund's WAM longer than average in the immediate aftermath of the September 11 terrorist attacks by adding to its holdings of one-year issues. Purchasing these securities at that time worked well, as money market yields fell further in the autumn of 2001 because the Fed continued to lower rates.

CHANGING OUTLOOK FOR U.S. MONETARY POLICY
The Fed indicated that it had finished its round of rate cuts by leaving monetary policy unchanged when it met in January 2002. As economic conditions improved in the first quarter of 2002, the outlook for monetary policy shifted from whether the Fed would lower short-term rates again to whether it would increase short-term rates in the first half of the year. Tightening monetary policy would help prevent the economy from expanding too rapidly and igniting higher inflation.

2

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                                       www.prudential.com  (800) 225-1852

Investors were also preoccupied with another major concern. The quality of corporate financial reporting had come under intense scrutiny in the wake of the bankruptcy of Enron Corporation. As a result, some firms lost access to the market for commercial paper, which is a short-term debt obligation that matures in 270 days or less. They had to turn instead to bank financing to fund their operations. This shrank the supply of commercial paper and highlighted the importance of having a rigorous credit selection process.

OUR CONSERVATIVE INVESTMENT STRATEGY
In light of the challenging market conditions and the low level of short-term rates, our strategy was conservative both in terms of security selection and interest rate risk. Seeing that the economic recovery had taken hold by the spring of 2002, we believed short-term rates ultimately had more potential to head higher rather than lower. Therefore, we positioned COMMAND Money Fund's WAM as shorter than average in the second quarter of 2002. Going forward, this same strategy will help prepare COMMAND Money Fund to take better advantage of future investment opportunities.

LOOKING AHEAD
Data released shortly after our reporting period ended showed that economic growth slowed more than expected in the second quarter of 2002. Not surprisingly, there is concern that the economy may be headed for an extended period of sluggishness, with the remote possibility of a "double dip" recession. This leads us to believe the Fed will likely leave monetary policy unchanged for the rest of 2002. There is also talk that central bankers may cut short-term rates in 2002 if economic growth continues to weaken.

Meanwhile, longer-term money market securities do not provide sufficient value, as they yield little more than shorter-term issues. We therefore plan to continue emphasizing securities maturing in three months or less, for the time being. This will keep the Fund's WAM shorter than or in line with comparable money market portfolios.

                                                                     3

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COMMAND Funds     COMMAND Government Fund

Annual Report     June 30, 2002

INVESTMENT ADVISER'S REPORT

COMMAND GOVERNMENT FUND
Strong investor demand for U.S. government money market securities persisted throughout our fiscal year that began July 1, 2001. Their prices climbed (and yields fell) as the Fed repeatedly reduced short-term interest rates and as investors fleeing volatile financial markets sought federal government money market securities for their relative safety and liquidity. The Fed began cutting short-term rates in early 2001 prior to the start of our reporting period and continued easing monetary policy through December 2001. Its 11 rate cuts were intended to help encourage growth in the U.S. economy, which had slid into a recession during 2001, primarily because of a large drop in business investment and the negative effects of the September 11 terrorist attacks against the United States.

In a falling interest-rate environment, the most effective approach is to position a portfolio's weighted average maturity (WAM) longer than that of the average comparable fund. (WAM measures a fund's sensitivity to changes in the level of interest rates. It takes into account the maturity and quantity of each security held by a fund.) Maintaining a WAM that is longer than average helps a fund's yield remain higher for a longer period of time when money market yields decline.

We employed this strategy during July and August 2001 by investing in federal agency issues maturing in six months or one year. The one-year issues were callable, which meant they could be retired prior to their stated maturity dates. These purchases kept COMMAND Government Fund's WAM considerably longer than average. We maintained this positioning in the wake of the September 11 terrorist attacks by booking profits on some shorter-term federal agency issues and purchasing callable and noncallable federal agency securities with stated maturity dates of one year. These transactions enabled COMMAND Government Fund's WAM to remain longer than average throughout much of the autumn of 2001, as additional Fed rate cuts drove money market yields even lower.

4

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                                       www.prudential.com  (800) 225-1852

ECONOMIC REBOUND SPURS BUYING OPPORTUNITIES
In late December 2001 and early January 2002, we employed an investment strategy that aimed to give COMMAND Government Fund greater flexibility to respond to changing conditions in the money markets. COMMAND Government Fund had substantial holdings in securities whose rates adjusted daily based on the federal funds rate (the rate banks charge each other for overnight loans). It also had considerable exposure to six-month and one-year federal agency securities. We reasoned that, if the economy recovered and the Fed tightened monetary policy, our daily adjustable-rate securities would reset to higher levels and boost COMMAND Government Fund's income stream. However, if the recession deepened and the Fed continued to cut rates, COMMAND Government Fund would benefit from our having locked in yields on six-month and one-year issues before rates slid even lower.

As it turned out, the economy rebounded in the first quarter of 2002, giving rise to talk that Fed policymakers might raise short-term rates in the first half of the year to rein in a rapidly expanding economy that might fuel higher inflation. As this view gained ground, yields on longer-term money market securities rose. We took advantage of this trend in early February 2002 by locking in higher yields on six-month and one-year federal agency issues. In hindsight, COMMAND Government Fund would have been better served had we purchased these securities in mid-March 2002 when yields were even higher.

The greatest rise in yields occurred on corporate money market securities that were affected by concerns about weak corporate profits and doubts about the quality of corporate financial reporting in light of the accounting scandals at certain U.S. corporations. Some investors, who traditionally bought corporate money market securities, instead purchased comparatively safe federal agency issues, causing them to become very expensive.

                                                                     5

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COMMAND Funds     COMMAND Government Fund

Annual Report     June 30, 2002

THE CHANGING OUTLOOK FOR U.S. MONETARY POLICY
As the year progressed, expectations about when the Fed would tighten monetary policy changed again. Although the economy grew rapidly in the first three months of the year, there were signs that the expansion moderated in the second quarter of 2002. This development encouraged belief that the Fed would wait until the second half of 2002 to boost short-term rates or it might hold off altogether until early 2003. Thus, while our daily adjustable rate securities reset to higher levels, their rates failed to climb as much as we had hoped, because the target for the federal funds rate remained at 1.75%. When these securities matured in May 2002, we reinvested their proceeds in repurchase agreements, an alternative short-term investment vehicle.

LOOKING AHEAD
Data released shortly after our reporting period ended showed that the economic expansion slowed more than expected in the second quarter of 2002. Not surprisingly, there is concern that the economy may be headed for an extended period of sluggishness, with the remote possibility of a "double dip" recession. This leads us to believe the Fed will likely leave monetary policy unchanged for the remainder of 2002. There is also talk that central bankers may cut short-term rates this year if economic growth continues to weaken.

Meanwhile, longer-term money market securities do not provide sufficient value as they yield little more than shorter-term issues. We therefore are looking for investment opportunities among securities that mature in three to six months, for the time being.

6

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COMMAND Funds     COMMAND Tax-Free Fund

Annual Report     June 30, 2002

INVESTMENT ADVISER'S REPORT

COMMAND TAX-FREE FUND
Three developments influenced our investment strategy during our fiscal year that began July 1, 2001. First, we needed to lock in yields on attractively priced municipal money market securities before repeated reductions in short-term interest rates by the Fed drove yields progressively lower. Second, we had to prepare COMMAND Tax-Free Fund to meet additional shareholder liquidity needs that typically occur at certain times of the year. Third, we had to maintain our conservative investment strategy as the first economic recession in a decade weakened the financial health of many state and local governments that issue money market securities.

The Fed began to lower short-term rates in early 2001 before our fiscal year got underway. It continued to ease monetary policy until late 2001. In all, the Fed cut short-term rates 11 times, hoping that lower borrowing costs would help the U.S. economy rebound from a recession.

In late August 2001, there was talk the Fed had nearly finished its round of rate cuts. This uncertainty about monetary policy and a heavy supply of new securities in August and September 2001 caused further declines in yields to stall. The September 11 terrorist attacks on the United States also encouraged this wait-and-see attitude in the market. We, however, did purchase tax anticipation notes of Merrimack County, New Hampshire, that matured at the end of 2001 and also prepared COMMAND Tax-Free Fund to meet year-end outflows. Our purchases of these and other issues were well timed as yields fell sharply later in 2001 when the Fed resumed cutting rates.

PREPARING FOR YEAR-END AND THE "JANUARY EFFECT"
In November 2001, we began to purchase very short-term securities to build up liquidity in COMMAND Tax-Free Fund to meet anticipated year-end redemptions. Meanwhile, we also invested in Iowa tax and revenue anticipation notes that matured in seven months. These securities prepared

                                                                     7

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COMMAND Funds     COMMAND Tax-Free Fund

Annual Report     June 30, 2002

COMMAND Tax-Free Fund to ride out the January effect, which produces a dip in yields as investors rush to reinvest cash from coupon payments, bond calls, and maturing securities paid out on January 1.

RATE-HIKE TALK CREATED BUYING OPPORTUNITIES
Once the January effect faded, we invested in tax-exempt commercial paper maturing in 30 and 60 days. Signs that the economy was beginning to recover encouraged speculation that the Fed might tighten monetary policy in the first half of 2002. As a result, municipal money market yields began to edge higher. This development allowed us to buy attractively priced securities in late March and early April 2002. We invested in single-family revenue bonds of the Pima County, Arizona Industrial Development Authority with a stated maturity of one year and an interest rate that resets on a monthly basis. Our purchases of other attractively priced one-year issues benefited COMMAND Tax-Free Fund as economic growth slowed and it became clear the Fed would not raise short-term rates in the first half of the year.

LOOKING AHEAD
Since the Fed may wait until early 2003 to tighten monetary policy, we expect to maintain a weighted average maturity (WAM) that is slightly longer than average throughout the remainder of 2002. (WAM measures a fund's sensitivity to changes in interest rates. It considers the maturity and quantity of each security held by a fund.) This strategy would help preserve the Fund's income stream if money market yields headed lower, and it would also allow the Fund sufficient liquidity to invest in any higher yielding issues that might become available in late 2002. Meanwhile, we plan to take advantage of the large supply of new municipal money market securities that will be issued in late August and September of this year. Afterwards, we will begin building up liquidity again in COMMAND Tax-Free Fund to prepare to meet its anticipated year-end outflows.

COMMAND Funds Management Team

ANNUAL REPORT
June 30, 2002

COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund


FINANCIAL STATEMENTS

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Bank Notes  3.8%
              American Express Centurian Bank,
$   84,000    1.84%, 7/26/02(a)                                   $       84,000,000
              Bank One NA,
   330,000    1.79%, 8/19/02                                             330,000,000
   150,000    1.79%, 8/20/02                                             150,000,000
                                                                  ------------------
                                                                         564,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit--Domestic  2.8%
              Chase Manhattan Bank,
   125,000    1.82%, 8/21/02                                             125,000,000
   260,000    1.80%, 9/6/02                                              260,000,000
    24,000    1.80%, 9/12/02                                              24,000,000
                                                                  ------------------
                                                                         409,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit--Yankee  35.5%
   684,000    Abbey National Treasury Services PLC,
              1.76%, 7/15/02(a)                                          683,900,679
   150,000    ABN AMRO Bank,
              1.81%, 9/16/02                                             150,003,107
   229,930    Barclays Bank PLC,
              1.79%, 8/20/02                                             229,933,184
   300,000    Bayerische Hypo Union,
              1.85%, 8/19/02                                             300,000,000
              Canadian Imperial Bank of Commerce,
    50,000    4.06%, 7/12/02                                              49,999,854
    75,000    2.75%, 12/27/02                                             74,998,190
    50,000    2.50%, 12/30/02                                             50,011,077
              Deutsche Bank AG,
   294,550    1.80%, 7/3/02                                              294,550,000
   200,000    3.67%, 8/19/02                                             199,994,455
   135,000    2.54%, 12/18/02                                            134,993,798
   100,000    Dresdner Bank AG,
              1.99%, 7/11/02                                             100,000,276
   200,000    Halifax PLC,
              1.83%, 8/2/02                                              200,003,410

    10                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$  100,000    Intesabci SpA,
              1.80%, 9/12/02                                      $      100,000,000
              Landesbank Baden-Wurttemburg,
    50,000    1.88%, 7/8/02                                               50,000,000
   100,000    1.81%, 9/16/02                                             100,002,129
   100,000    Landesbank Hessen-Thuringen Girozentrale,
              1.90%, 7/8/02                                              100,000,193
    59,500    Lloyds TSB Bank PLC,
              1.82%, 7/25/02                                              59,499,960
    73,228    Natexis Banque,
              1.80%, 8/6/02                                               73,228,000
   120,000    Norddeutsche Landesbank Girozentrale,
              1.80%, 9/23/02                                             120,000,000
              Nordea Bank Finland PLC,
   200,000    1.89%, 7/3/02                                              200,000,000
    75,000    1.84%, 7/11/02                                              75,000,000
   270,000    Rabobank Nederland,
              4.105%, 7/5/02                                             269,999,713
    92,435    San Paolo Bank NY,
              2.00%, 7/1/02                                               92,435,000
              Societe Generale,
   140,000    2.47%, 11/20/02                                            140,008,082
    50,000    2.48%, 12/30/02                                             50,007,385
   285,000    1.98%, 12/31/02                                            285,003,582
   146,000    1.99%, 12/31/02                                            146,007,340
              Svenska Handelsbanken AB,
    42,000    4.11%, 7/8/02                                               42,000,000
   100,000    1.80%, 8/15/02                                             100,000,000
   250,000    Toronto Dominion Bank,
              1.82%, 8/1/02                                              250,000,000
              UBS AG Stamford,
   100,000    1.86%, 7/31/02                                             100,000,825
   100,000    1.88%, 7/31/02                                             100,002,474
   250,000    2.42%, 11/20/02                                            250,000,000
              UniCredito Italiano SpA,
    50,000    1.90%, 7/8/02                                               50,000,000
    25,000    1.80%, 8/14/02                                              25,000,000
                                                                  ------------------
                                                                       5,246,582,713

    See Notes to Financial Statements                                     11

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Commercial Paper  42.4%
              AB Spintab,
$   48,000    1.81%, 8/6/02                                       $       47,913,120
    57,980    1.80%, 9/18/02                                              57,750,979
   100,000    1.80%, 9/19/02                                              99,600,000
    40,000    Alianz Finance Corp.,
              1.82%, 8/19/02                                              39,900,911
              Amsterdam Funding Corp.,
   115,000    1.79%, 7/15/02                                             114,919,947
   132,566    1.80%, 7/19/02                                             132,446,691
    60,000    Bank of Scotland Treasury Services PLC,
              1.80%, 7/17/02                                              59,952,000
   100,000    Barclays US Funding Corp.
              1.80%, 8/13/02                                              99,785,000
              Barton Capital Corp.,
    30,884    1.79%, 7/15/02                                              30,862,501
    13,589    1.79%, 7/19/02                                              13,576,838
    92,634    BASF AG,
              1.91%, 7/10/02                                              92,589,767
              BCI Funding Corp.,
    33,925    1.83%, 7/3/02                                               33,921,551
    50,000    1.80%, 8/5/02                                               49,912,500
              Black Forest Funding Corp.,
    39,851    1.81%, 7/8/02                                               39,836,975
    52,000    1.81%, 7/22/02                                              51,945,097
    50,000    Blue Ridge Asset Funding,
              1.80%, 8/13/02                                              49,892,500
              Brahms Funding Corp.,
   128,000    1.84%, 8/9/02                                              127,744,853
   118,000    1.84%, 8/12/02                                             117,746,693
              Caisse Nationale des Caisses,
   200,000    1.86%, 7/8/02                                              199,927,667
   100,000    1.92%, 7/11/02                                              99,946,667
    50,000    CBA Finance, Inc.,
              1.97%, 7/8/02                                               49,980,847
    25,000    Clipper Receivables Corp.,
              1.80%, 7/22/02                                              24,973,750

    12                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Danske Corp.,
$  225,000    1.79%, 7/15/02                                      $      224,843,375
    52,000    1.80%, 8/2/02                                               51,916,800
    88,422    Delaware Funding Corp.,
              1.79%, 7/22/02                                              88,329,673
              Dexia CLF Finance Co.,
   100,000    1.81%, 7/10/02                                              99,954,750
   200,000    1.81%, 7/11/02                                             199,899,444
    16,286    1.80%, 7/12/02                                              16,277,043
    45,125    Diageo Capital PLC,
              1.96%, 7/1/02                                               45,125,000
   105,006    Enterprise Funding Corp.,
              1.79%, 7/15/02                                             104,932,904
              Falcon Asset Securitization Corp.,
     2,121    1.82%, 7/10/02                                               2,120,035
    36,865    1.79%, 7/12/02                                              36,844,837
   100,000    1.79%, 7/18/02                                              99,915,472
    50,000    1.80%, 7/29/02                                              49,930,000
   150,849    1.80%, 7/30/02                                             150,630,269
              Fcar Owner Trust I,
    50,000    1.93%, 7/9/02                                               49,978,556
    50,000    1.93%, 7/10/02                                              49,975,875
              Forrestal Funding Master Trust,
    55,208    1.80%, 7/25/02                                              55,141,750
    35,000    1.80%, 7/29/02                                              34,951,000
              GE Capital International Funding, Inc.,
   115,991    1.81%, 8/20/02                                             115,699,412
    40,740    1.81%, 8/21/02                                              40,635,536
    35,000    1.83%, 8/21/02                                              34,909,263
   134,000    1.81%, 8/29/02                                             133,602,504
   150,000    General Electric Capital Corp.,
              1.80%, 9/9/02                                              149,475,000
    50,000    Hamburgische Landesbank Girozentrale,
              1.80%, 8/2/02                                               49,922,500
    32,304    HVB Finance (Delaware), Inc.,
              1.80%, 8/23/02                                              32,218,394

    See Notes to Financial Statements                                     13

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$  173,000    Independence Funding LLC,
              1.81%, 7/15/02                                      $      172,878,227
              ING America Insurance Holdings,
    35,000    1.90%, 7/12/02                                              34,979,681
    42,000    1.80%, 8/2/02                                               41,932,800
              Intrepid Funding Master Trust,
    20,107    1.95%, 7/8/02                                               20,099,376
    71,241    1.79%, 8/23/02                                              71,053,260
   100,000    1.79%, 8/26/02                                              99,721,556
              J.P. Morgan Chase,
   212,000    1.93%, 7/10/02                                             211,897,710
    95,000    1.94%, 7/29/02                                              94,857,025
   139,000    KBC Financial Products, Intl.,
              1.81%, 8/29/02                                             138,587,672
    35,857    Merck & Co., Inc.,
              2.00%, 7/1/02                                               35,857,000
   240,000    Morgan Stanley Dean Witter Discover Co.,
              1.81%, 8/20/02                                             239,396,667
    60,000    Nordea North Amerca, Inc.,
              1.79%, 7/9/02                                               59,976,133
    67,000    Novartis Finance Corp.,
              2.00%, 7/1/02                                               67,000,000
    33,000    Old Line Funding Corp.,
              1.84%, 7/2/02                                               32,998,313
   100,000    Preferred Receivables Funding Corp.,
              1.80%, 8/2/02                                               99,840,000
   250,000    Salomon Smith Barney Holdings, Inc.,
              1.79%, 8/12/02                                             249,479,375
              Santander Finance, Inc.,
   100,000    1.90%, 7/3/02                                               99,989,444
   100,000    1.80%, 7/25/02                                              99,880,000
   108,000    1.79%, 8/7/02                                              107,801,310
    77,000    1.80%, 8/13/02                                              76,834,450
   100,000    1.81%, 8/13/02                                              99,783,806
    42,215    Schlumberger Technology Corp.,
              1.79%, 9/9/02                                               42,068,068
    50,000    Scotiabanc, Inc.,
              1.80%, 9/10/02                                              49,822,500

    14                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Sheffield Receivables Corp.,
$   48,304    1.79%, 7/17/02                                      $       48,265,571
    42,200    1.80%, 7/17/02                                              42,166,240
    49,925    1.80%, 7/19/02                                              49,880,068
    75,630    1.80%, 7/24/02                                              75,543,025
   250,000    Tulip Funding Corp.,
              1.83%, 8/28/02                                             249,262,917
                                                                  ------------------
                                                                       6,264,208,440
-------------------------------------------------------------------------------------
Other Corporate Obligations  13.8%
    84,000    Allstate Corp. Life Insurance Co.,
               2.08%, 8/1/02(a)(b)
               (cost $84,000,000; purchased 5/1/01)                       84,000,000
              GE Capital Assurance Co.,
   200,000    1.87%, 7/9/02(a)                                           200,000,000
    76,000    1.92%, 7/22/02(a)(b)
               (cost $76,000,000; purchased 7/20/01)                      76,000,000
   593,000    Goldman Sachs Group, LP
              2.04%, 9/16/02(a)                                          593,000,000
    79,000    Jackson National Life Funding,
               2.04%, 7/22/02(b)
               (cost $79,000,000; purchased 4/22/02)                      79,000,000
   354,000    Merrill Lynch & Co., Inc.,
              1.89%, 7/11/02(a)                                          354,000,000
              Metropolitan Life Insurance Co.,
   110,000    2.12%, 7/1/02(a)(b)
               (cost $110,000,000; purchased 10/3/01)                    110,000,000
    58,000    1.99%, 8/1/02(a)(b)
               (cost $58,000,000; purchased 2/7/01)                       58,000,000
   297,000    Morgan Stanley Dean Witter Discover Co.,
              1.90%, 7/15/02(a)                                          297,000,000
    46,000    NYALA Funding LLC,
               1.90%, 8/16/02(b)
               (cost $46,000,000; purchased 5/16/02)                      45,888,322
    35,000    Strategic Money Market Trust,
              1.89%, 9/13/02(a)                                           35,000,000

    See Notes to Financial Statements                                     15

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Travelers Insurance Co.,
$   51,000    1.92%, 7/8/02(a)(b)
               (cost $51,000,000; purchased 7/6/01)               $       51,000,000
    25,000    2.00%, 8/26/02(a)(b)
               (cost $25,000,000; purchased 2/16/01)                      25,000,000
    39,000    United of Omaha Life Insurance Co.,
               2.05%, 9/5/02(a)(b)
               (cost $39,000,000; purchased 12/5/01)                      39,000,000
                                                                  ------------------
                                                                       2,046,888,322
-------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations  1.6%
   227,000    Federal Home Loan Mortgage Corporation,
              6.25%, 10/15/02                                            229,215,125
    10,000    Federal National Mortgage Association,
              6.38%, 10/15/02                                             10,101,512
                                                                  ------------------
                                                                         239,316,637
                                                                  ------------------
              Total Investments  99.9%
               (amortized cost $14,769,996,112(c))                    14,769,996,112
              Other assets in excess of liabilities  0.1%                 12,494,899
                                                                  ------------------
              Net Assets  100%                                    $   14,782,491,011
                                                                  ------------------
                                                                  ------------------

------------------------------
The following abbreviations are used in the portfolio descriptions:
AB--Aktiebolag (Swedish Company).
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Company.
LP--Limited Partnership.
NA--National Association (National Bank).
PLC--Public Limited Company (British or Irish Limited Liability Company). SpA--Societa per Azioni (Italian Corporation).
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $568,000,000. The aggregate value of $567,888,322 is approximately 3.84% of net assets.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

    16                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of June 30, 2002 was as follows:
Commercial Banks.......................................................   60.5%
Asset Backed Securities................................................   12.2
Security Brokers & Dealers.............................................   11.7
Short-Term Business Credit.............................................    4.5
Life Insurance.........................................................    3.8
Bank Holding Companies - Domestic......................................    2.1
Federal Credit Agencies................................................    1.5
Finance Lessors........................................................    1.3
Pharmaceutical.........................................................    0.7
Chemicals..............................................................    0.6
Fire & Marine Casualty Insurance.......................................    0.5
Beverages..............................................................    0.3
Oil & Gas..............................................................    0.2
                                                                         -----
                                                                          99.9
Other assets in excess of liabilities..................................    0.1
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     17

      COMMAND Account         COMMAND Money Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
 value                                                           $14,769,996,112
Receivable for Fund shares sold                                      241,510,103
Interest receivable                                                   51,854,614
Prepaid expenses                                                          81,735
                                                                -----------------
      Total assets                                                15,063,442,564
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                  223,931,684
Payable for investments purchased                                     49,922,500
Management fee payable                                                 4,421,560
Distribution fee payable                                               1,542,436
Accrued expenses and other liabilities                                 1,058,186
Deferred trustee's fees payable                                           71,164
Payable to custodian                                                       4,023
                                                                -----------------
      Total liabilities                                              280,951,553
                                                                -----------------
NET ASSETS                                                       $14,782,491,011
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $   147,824,910
   Paid-in capital in excess of par                               14,634,666,101
                                                                -----------------
Net assets, June 30, 2002                                        $14,782,491,011
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
share ($14,782,491,011 /14,782,491,011 shares of beneficial
interest ($.01 par value) issued and outstanding)                          $1.00
                                                                -----------------
                                                                -----------------

    18                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                   $ 446,750,151
                                                                -----------------
Expenses
   Management fee                                                    58,651,892
   Distribution fee                                                  20,500,676
   Transfer agent's fees and expenses                                 4,684,000
   Reports to shareholders                                            1,725,000
   Custodian's fees and expenses                                        692,000
   Registration fees                                                    610,000
   Legal fees and expenses                                               98,000
   Trustees' fees                                                        91,000
   Audit fee                                                             38,000
   Miscellaneous                                                        214,519
                                                                -----------------
      Total expenses                                                 87,305,087
                                                                -----------------
Net investment income                                               359,445,064
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            167,400
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 359,612,464
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     19

      COMMAND Account         COMMAND Money Fund
             Statement of Changes in Net Assets

                                                     Year Ended June 30,
                                             ------------------------------------
                                                   2002                2001
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    359,445,064    $    854,775,479
   Net realized gain on investment
      transactions                                    167,400             428,857
                                             ----------------    ----------------
   Net increase in net assets resulting
      from operations                             359,612,464         855,204,336
                                             ----------------    ----------------
Dividends and distributions to
   shareholders (Note 1)                         (359,612,464)       (855,204,336)
                                             ----------------    ----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed         55,239,051,509      65,341,831,220
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               359,606,092         855,162,002
   Cost of shares reacquired                  (57,223,752,894)    (63,278,445,028)
                                             ----------------    ----------------
   Net increase (decrease) in net assets
      from Fund share transactions             (1,625,095,293)      2,918,548,194
                                             ----------------    ----------------
Total increase (decrease)                      (1,625,095,293)      2,918,548,194
NET ASSETS
Beginning of year                              16,407,586,304      13,489,038,110
                                             ----------------    ----------------
End of year                                  $ 14,782,491,011    $ 16,407,586,304
                                             ----------------    ----------------
                                             ----------------    ----------------

    20                                     See Notes to Financial Statements

                                                        ANNUAL REPORT
                                                        JUNE 30, 2002
            COMMAND MONEY FUND
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

      COMMAND Account         COMMAND Money Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $      1.000
Net investment income and net realized gains                               0.022
Dividends and distributions to shareholders                               (0.022)
                                                                  ----------------
Net asset value, end of year                                        $      1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                            2.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 14,782,491
Average net assets (000)                                            $ 16,400,541
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                 .53%
   Expenses, excluding distribution and service (12b-1) fees                 .41%
  Net investment income                                                     2.19%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    22                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Financial Highlights Cont'd.

                       Year Ended June 30,
-----------------------------------------------------------------
   2001            2000            1999            1998
-----------------------------------------------------------------
$     1.000     $     1.000     $     1.000     $     1.000
      0.055           0.053           0.048           0.052
     (0.055)         (0.053)         (0.048)         (0.052)
-----------     -----------     -----------     -----------
$     1.000     $     1.000     $     1.000     $     1.000
-----------     -----------     -----------     -----------
-----------     -----------     -----------     -----------
       5.72%           5.42%           4.85%           5.31%
$16,407,586     $13,489,038     $12,246,946     $ 9,090,289
$15,543,950     $13,178,334     $11,965,069     $ 7,936,219
        .53%            .53%            .54%            .54%
        .41%            .41%            .41%            .42%
       5.50%           5.32%           4.73%           5.19%

    See Notes to Financial Statements                                     23

      COMMAND Account         COMMAND Money Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Money Fund (the 'Fund') at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 16, 2002

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2002

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Agencies  77.2%
Federal Farm Credit Bank  5.0%
$    6,302    1.85%, 7/1/02                                       $        6,302,000
    15,000    1.76%, 9/3/02                                               14,998,175
    15,000    1.88%, 9/3/02                                               14,997,030
     9,000    1.73%, 10/1/02(a)                                            8,998,452
                                                                  ------------------
                                                                          45,295,657
-------------------------------------------------------------------------------------
Federal Home Loan Bank  32.9%
     1,000    6.08%, 7/8/02                                                1,000,812
     2,000    6.875%, 7/18/02                                              2,004,810
    35,000    1.71%, 7/22/02(a)                                           34,997,289
    40,000    1.72%, 7/22/02(a)                                           39,999,181
     6,550    6.00%, 8/15/02                                               6,583,130
     1,620    6.75%, 8/15/02                                               1,629,607
     2,000    7.00%, 8/15/02                                               2,012,584
    93,500    1.74%, 8/23/02(a)                                           93,494,768
    33,000    1.71%, 9/11/02(a)                                           32,993,028
    27,000    1.71%, 9/13/02(a)                                           26,996,770
       750    5.84%, 9/25/02                                                 756,615
    12,000    2.81%, 10/11/02(a)                                          12,000,000
     1,000    6.00%, 10/24/02                                              1,012,087
    13,000    4.50%, 11/15/02(a)                                          13,192,815
    27,000    2.45%, 1/24/03                                              27,000,000
     1,000    2.50%, 4/2/03                                                1,000,000
     2,000    1.88%, 4/3/03(a)                                             1,999,739
                                                                  ------------------
                                                                         298,673,235
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  16.1%
    25,000    1.78%, 7/18/02(a)                                           24,978,986
    10,000    1.80%, 7/18/02                                               9,991,500
    39,555    6.63%, 8/15/02                                              39,784,656
    16,283    6.25%, 10/15/02                                             16,486,008
    30,091    7.38%, 11/15/02                                             31,287,762
    24,000    4.50%, 12/15/02                                             24,420,704
                                                                  ------------------
                                                                         146,949,616

    See Notes to Financial Statements                                     25

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Federal National Mortgage Association  21.6%
$   70,000    1.72%, 7/29/02(a)                                   $       69,992,013
     2,225    6.00%, 7/29/02(a)                                            2,280,103
    37,000    1.80%, 7/1/02(a)                                            36,995,037
    45,000    1.69%, 7/8/02(a)                                            44,992,503
     2,500    1.69%, 7/29/02(a)                                            2,499,693
     1,250    6.15%, 8/5/02                                                1,255,061
     2,500    6.22%, 8/12/02                                               2,512,322
     3,500    6.75%, 8/15/02                                               3,511,852
     2,500    2.25%, 8/7/02(a)                                             2,502,954
    10,970    1.78%, 9/16/02(a)                                           10,969,041
     4,700    6.38%, 10/15/02                                              4,759,793
     4,000    6.25%, 11/15/02                                              4,062,069
    10,000    2.00%, 6/27/03(a)                                           10,000,000
                                                                  ------------------
                                                                         196,332,441
-------------------------------------------------------------------------------------
Student Loan Marketing Association  1.6%
     2,600    3.76%, 7/16/02(a)                                            2,602,025
    12,000    2.27%, 7/1/03(a)                                            11,997,840
                                                                  ------------------
                                                                          14,599,865
-------------------------------------------------------------------------------------
Repurchase Agreements(b)  22.9%
    12,603    Credit Suisse First Boston Corp., 1.83%, dated
               6/26/02, due 7/03/02 in the amount of
               $12,607,485 (cost $12,603,000; the value of the
               collateral including interest was $12,855,721)             12,603,000
    63,000    Goldman Sachs Group, Inc., 1.84%, dated 6/25/02,
               due 7/02/02 in the amount of $63,022,540 (cost
               $63,000,000; the value of the collateral
               including interest was $64,260,000)                        63,000,000
    82,000    Greenwich Capital Market, Inc., 1.77%, dated
               6/19/02, due 7/22/02 in the amount of
               $82,133,045 (cost $82,000,000; the value of the
               collateral including interest was $83,640,939)             82,000,000

    26                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$    4,329    Morgan Stanley, 1.80%, dated 6/24/02, due 7/01/02
               in the amount of $4,330,515 (cost $4,329,000;
               the value of the collateral including interest
               was $4,446,081)                                    $        4,329,000
    33,098    SBC Warburg, 1.90%, dated 6/27/02, due 7/01/02 in
               the amount of $33,104,987 (cost $33,098,000; the
               value of the collateral including interest was
               $33,762,578)                                               33,098,000
    12,773    Joint Repurchase Agreement Account,
               1.98%, 7/01/02 (Note 4)                                    12,773,000
                                                                  ------------------
                                                                         207,803,000
                                                                  ------------------
              Total Investments  100.1%
               (amortized cost $909,653,814(c))                          909,653,814
              Liabilities in excess of other assets  (0.1%)               (1,295,866)
                                                                  ------------------
              Net Assets  100%                                    $      908,357,948
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

    See Notes to Financial Statements                                     27

      COMMAND Account         COMMAND Government Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, excluding repurchase agreements, at amortized
   cost which approximates market value                           $ 701,850,814
Repurchase agreements, at amortized cost which approximates
   market value                                                     207,803,000
Receivable for Fund shares sold                                      33,259,071
Receivable for investments sold                                      12,445,289
Interest receivable                                                   3,523,833
Prepaid expenses                                                         34,638
                                                                -----------------
      Total assets                                                  958,916,645
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                  29,023,772
Payable for investments purchased                                    20,996,292
Management fee payable                                                  296,587
Accrued expenses and other liabilities                                  134,088
Distribution fee payable                                                 92,683
Deferred trustees' fees payable                                          14,658
Payable to custodian                                                        617
                                                                -----------------
      Total liabilities                                              50,558,697
                                                                -----------------
NET ASSETS                                                        $ 908,357,948
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $   9,083,579
   Paid-in capital in excess of par                                 899,274,369
                                                                -----------------
Net assets, June 30, 2002                                         $ 908,357,948
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($908,357,948 / 908,357,948 shares of beneficial
   interest ($.01 par value) issued and outstanding)                      $1.00
                                                                -----------------
                                                                -----------------

    28                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $23,096,320
                                                                -----------------
Expenses
   Management fee                                                    3,665,900
   Distribution fee                                                  1,145,594
   Transfer agent's fees and expenses                                   96,000
   Custodian's fees and expenses                                        69,000
   Registration fees                                                    40,000
   Reports to shareholders                                              33,000
   Audit fee                                                            28,000
   Legal fees and expenses                                              16,000
   Trustees' fees                                                       11,000
   Miscellaneous                                                         8,618
                                                                -----------------
      Total expenses                                                 5,113,112
                                                                -----------------
Net investment income                                               17,983,208
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                           514,618
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $18,497,826
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     29

      COMMAND Account         COMMAND Government Fund
             Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                ----------------------------------
                                                     2002               2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    17,983,208    $    40,077,312
   Net realized gain on investment
      transactions                                      514,618             93,318
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     18,497,826         40,170,630
                                                ---------------    ---------------
Dividends and distributions to shareholders
   (Note 1)                                         (18,497,826)       (40,170,630)
                                                ---------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed            3,813,414,912      3,387,649,746
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  18,503,678         40,163,958
   Cost of shares reacquired                     (3,705,800,462)    (3,332,937,640)
                                                ---------------    ---------------
   Net increase in net assets from Fund share
      transactions                                  126,118,128         94,876,064
                                                ---------------    ---------------
Total increase                                      126,118,128         94,876,064
NET ASSETS
Beginning of year                                   782,239,820        687,363,756
                                                ---------------    ---------------
End of year                                     $   908,357,948    $   782,239,820
                                                ---------------    ---------------
                                                ---------------    ---------------

    30                                     See Notes to Financial Statements

                                                        ANNUAL REPORT
                                                        JUNE 30, 2002
            COMMAND GOVERNMENT FUND
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

      COMMAND Account         COMMAND Government Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  1.000
Net investment income and net realized gains                             0.020
Dividends and distributions to shareholders                             (0.020)
                                                                  ----------------
Net asset value, end of year                                          $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           2.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $908,358
Average net assets (000)                                              $916,475
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .56%
   Expenses, excluding distribution and service (12b-1) fees               .43%
   Net investment income                                                  1.96%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    32                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Financial Highlights Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   2001           2000           1999           1998
-------------------------------------------------------
 $  1.000       $  1.000       $  1.000       $  1.000
    0.054          0.051          0.046          0.051
   (0.054)        (0.051)        (0.046)        (0.051)
----------     ----------     ----------     ----------
 $  1.000       $  1.000       $  1.000       $  1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     5.52%          5.23%          4.74%          5.20%
 $782,240       $687,364       $714,390       $608,727
 $756,716       $714,655       $739,779       $562,693
      .57%           .58%           .56%           .56%
      .45%           .45%           .44%           .44%
     5.30%          5.12%          4.63%          5.08%

    See Notes to Financial Statements                                     33

      COMMAND Account         COMMAND Government Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Government Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Government Fund (the 'Fund') at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 16, 2002

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
ALABAMA  0.2%
                                Mobile Ind. Dev. Rev. Brd.,
                                 Alabama
                                 Pwr. Co., A.M.T., F.R.D.D.,
VMIG1          $    4,000       2.05%, 7/1/02, Ser. 2001B           $     4,000,000
-------------------------------------------------------------------------------------
ARIZONA  3.3%
                                Pima Cnty. Ind. Dev. Auth. Rev.,
                                 La Posada at Park Centre,
                                 F.R.W.D.,
NR                 10,000       1.25%, 7/4/02, Ser. 2002A                10,000,000
                                Pima Cnty. Ind. Dev. Auth. Sngl.
                                 Fam. Mtge. Rev., Draw Down,
                                 Bds., A.M.T.,
NR                 10,545       1.81%, 4/25/03, Ser. 2002                10,545,000
                                Roaring Fork Municipal Prod. LLC,
                                F.R.W.D., A.M.T.,
VMIG1              12,245       1.48%, 7/4/02                            12,245,000
                                F.R.W.D., A.M.T., Ser. 00-3 Cert.
                                 Class A,
VMIG1              19,215       1.48%, 7/4/02                            19,215,000
                                F.R.W.D., A.M.T., Ser. 00-7 Cert.
                                 Class A,
VMIG1               5,500       1.48%, 7/4/02                             5,500,000
                                                                    ---------------
                                                                         57,505,000
-------------------------------------------------------------------------------------
CALIFORNIA  2.2%
                                California Higher Ed. Ln. Auth.
                                 Rev.,
                                 Student Ln. Rev., A.N.N.O.T.,
                                 S.L.M.A.,
VMIG1              24,000       2.62%, 7/1/02, Ser. 87B                  24,000,000
                                California Statewide Cmntys Dev.
                                 Auth. Rev., Kaiser Permanente,
VMIG2              14,000       2.25%, 2/1/03, Ser. 2002B                14,000,000
                                                                    ---------------
                                                                         38,000,000

    See Notes to Financial Statements                                     35

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
COLORADO  2.3%
                                Adams Cnty. Hosp. Rev.
                                 Platte Valley Med. Ctr. B,
                                 F.R.W.D.,
A-1*           $    9,780       1.35%, 7/3/02, Ser. 1411            $     9,780,000
                                Colorado Hlth. Facs. Auth. Rev.,
                                 Frasier Meadows Manor Proj.,
                                 F.R.W.D.,
NR                 17,540       1.32%, 7/4/02, Ser. 99                   17,540,000
                                Denver City & Cnty., Airport.
                                 Sys. Rev.,
NR                 10,000       7.25%, 11/15/02, Ser. 1992A(c)           10,390,980
                                NBC Metropolitan Dist., G.O.,
                                 A.N.N.M.T.,
A1*                 2,700       2.00%, 12/1/02, Ser. 00                   2,700,000
                                                                    ---------------
                                                                         40,410,980
-------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA  4.1%
                                Dist. of Columbia Hsg. Fin. Agcy.
                                 Rev., Sngl. Fam. Mtge., A.M.T.,
SP-1+*             56,730       1.66%, 12/26/02, Ser. 99                 56,730,000
                                Metropolitan Washington Airport.
                                 Auth., A.M.T.,
A-1+*              15,000       1.75%, 8/23/02, Ser. 99A                 15,000,000
                                                                    ---------------
                                                                         71,730,000
-------------------------------------------------------------------------------------
FLORIDA  6.7%
                                Halifax Hosp. Med Ctr., G.O.,
                                 T.A.N.,
VMIG1               7,000       2.50%, 3/14/03, Ser. 02                   7,031,310
                                Orange Cnty. Hlth. Facs. Auth.
                                 Rev., Adventist Hlth. Sys.
                                 Sunbelt,
                                 F.R.W.D., F.S.A.,
A-1+*              43,850       1.43%, 7/4/02, Ser. 98171                43,850,000
                                Sunshine St. Govt. Fin. Rev.
                                 Notes, A.M.B.A.C.,
P-1                21,155       1.55%, 7/11/02, Ser. G                   21,155,000
NR                  8,896       1.35%, 9/9/02, Ser. C                     8,896,000
NR                 21,355       1.40%, 10/7/02, Ser. A                   21,355,000
NR                 15,000       1.45%, 10/8/02, Ser. F                   15,000,000
                                                                    ---------------
                                                                        117,287,310

    36                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
GEORGIA  1.1%
                                Cobb Cnty. Multifam. Hsg. Rev.,
                                 Terrell Mill II Assoc.,
                                 F.R.W.D.,
A-1+*          $   10,600       1.40%, 7/4/02, Ser. 93              $    10,600,000
                                Crisp Cnty., Solid Waste Mgmt.
                                 Auth. Rev., A.M.T., F.S.A.,
                                 F.R.W.D.,
VMIG1               4,870       1.72%, 7/4/02, Ser. 98                    4,870,000
                                Rome Georgia, G.O., T.A.N.,
NR                  3,600       2.50%, 12/31/02, Ser. 2002                3,612,483
                                                                    ---------------
                                                                         19,082,483
-------------------------------------------------------------------------------------
HAWAII  0.6%
                                Honolulu City & Cnty., G.O.,
                                 F.G.I.C., A.N.N.O.T.,
VMIG1              10,000       2.85%, 12/4/02, Ser. 2001C               10,033,471
-------------------------------------------------------------------------------------
IDAHO  1.5%
                                Boise City Hsg. Auth. Rev.,
                                 Civic Plaza Hsg. Proj., A.M.T.,
                                 B.A.N.,
NR                 27,000       1.75%, 8/1/02, Ser. 2002                 27,000,000
-------------------------------------------------------------------------------------
ILLINOIS  10.1%
                                Chicago, A.M.B.A.C.,
                                 M.E.R.L.O.T., F.R.W.D.,
VMIG1              13,590       1.37%, 7/3/02, Ser. A43                  13,590,000
                                Chicago G.O. Metro. Wtr.
                                 Reclamation
                                 Dist. Rfdg., F.R.W.D.,
VMIG1              12,500       1.20%, 7/3/02, Ser. 2002A                12,500,000
                                Chicago Hsg. Auth. Cap. Prog.
                                 Rev., F.R.W.D.,
A-1+*               5,235       1.48%, 7/5/02, Ser. 2001                  5,235,000
                                Illinois Dev. Fin. Auth. Rev.,
                                 American College of Surgeons,
                                 A.M.B.A.C., F.R.W.D.,
VMIG1              15,200       1.35%, 7/5/02, Ser. 96                   15,200,000

    See Notes to Financial Statements                                     37

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Illinois Hlth. Facs. Auth.,
                                 Evanston Hosp., Corp. Prog.,
                                 Central Baptist Home,
                                 A.N.N.M.T.,
VMIG1          $   20,000       1.50%, 7/25/02, Ser. 95, T.E.C.P.   $    20,000,000
VMIG1              34,000       1.65%, 11/14/02, Ser. 92,                34,000,000
                                Peoria Cnty. Sewage Fac. Rev.,
                                 Caterpillar Inc. Proj., A.M.T.,
                                 F.R.W.D.,
P-1                 4,300       1.48%, 7/4/02, Ser. 00                    4,300,000
                                Quad Cities Reg. Econ. Dev. Auth.
                                 Rev.,
                                 Two Rivers YMCA Proj.,
A-1*                  800       1.95%, 7/1/02, Ser. 2002                    800,000
                                Regional Trans. Auth. G.O.,
                                 M.E.R.L.O.T., M.B.I.A.,
VMIG1               6,000       1.36%, 7/3/02, Ser. 2002                  6,000,000
                                Sr. Lein Wtr. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1              14,385       1.37%, 7/3/02, Ser. 00TT                 14,385,000
                                Stockyards Ind. Proj., F.R.W.D.,
A-1+*              11,680       1.35%, 7/3/02, Ser. 96A                  11,680,000
                                Wheeling Multifam. Hsg. Rev.,
                                 Woodland Creek II, F.R.W.D.,
                                 F.S.A.,
A-1+*              17,655       1.35%, 7/5/02, Ser. 90                   17,655,000
                                Woodridge, Dupage & Will Cntys.,
                                 Multi-Fam. Hsg. Rev., Hinsdale
                                 Lake Terr. Apts., F.R.W.D.,
                                 F.S.A.,
A-1+*              20,760       1.35%, 7/5/02, Ser. 90                   20,760,000
                                                                    ---------------
                                                                        176,105,000
-------------------------------------------------------------------------------------
INDIANA  1.5%
                                Indiana St. Office Bldg. Comm.
                                 Facs. Rev., Corp. Proj.,
P-1                10,500       1.40%, 10/15/02                          10,500,000
                                Indiana Trans. Fin. Auth. Hwy.
                                 Rev.,
                                 Mun. Secs., Trust Rcpts.,
                                 F.R.D.D.,
A-1+*              15,000       1.90%, 7/1/02, Ser. SG 113               15,000,000
                                                                    ---------------
                                                                         25,500,000

    38                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
IOWA  0.7%
                                Iowa Fin. Auth. Rev., Drake Univ.
                                 Proj., F.R.D.D.,
NR             $    3,500       1.95%, 7/1/02, Ser. 2001            $     3,500,000
                                Sergeant Bluff Ind. Dev. Auth.
                                 Rev.,
                                 Sioux City Brick & Tile Proj.,
                                 F.R.W.D., A.M.T.,
NR                  8,480       1.55%, 7/4/02, Ser. 96C                   8,480,000
                                                                    ---------------
                                                                         11,980,000
-------------------------------------------------------------------------------------
KANSAS  0.2%
                                Kansas City, G.O. Bonds, F.S.A.,
NR                  3,000       Zero Coupon, 9/12/02, Ser. 1990           2,987,273
-------------------------------------------------------------------------------------
KENTUCKY  0.4%
                                Henderson Cnty. Ind. Dev. Rev.,
                                 Eastern Alloys of KY LLC Proj.,
                                 F.R.W.D., A.M.T.,
A-1+*               5,095       1.50%, 7/4/02, Ser. 99                    5,095,000
                                Leitchfield Ind. Bldg. Rev.,
                                 Styline Inds. Inc. Proj.,
                                 A.M.T., F.R.W.D.,
A-1+*               1,475       1.53%, 7/4/02, Ser. 99                    1,475,000
                                                                    ---------------
                                                                          6,570,000
-------------------------------------------------------------------------------------
LOUISIANA  1.9%
                                Louisiana Hsg. Fin. Auth., Sngl.
                                 Fam. Mtge. Rev., A.M.T.,
                                 A.N.N.M.T.,
VMIG1+              5,000       1.43%, 7/4/02, Ser. 2001-664              5,000,000
                                Louisiana Pub. Fac. Auth.,
                                 East Baton Rouge Parish,
SP-1+*              3,000       3.25%, 8/29/02, Ser. 2001B                3,002,123
                                Parish of Ascension Rev., BASF
                                 Corp.
                                 Proj., A.M.T., T.E.C.P.,
P-1                10,000       1.60%, 8/19/02, Ser. 99                  10,000,000
                                W. Baton Rouge Parish Ind. Dist.
                                 Pound3,
                                 Dow Chemical Corp. Proj.,
                                 T.E.C.P.,
VMIG1              15,000       1.85%, 7/8/02, Ser. 91                   15,000,000
                                                                    ---------------
                                                                         33,002,123

    See Notes to Financial Statements                                     39

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
MAINE  0.3%
                                Dover & Foxcroft Rev., Pleasant
                                 River, A.M.T., F.R.W.D.,
A-1*           $    2,500       1.55%, 7/3/02, Ser. 2002            $     2,500,000
                                York Rev., Stonewall Realty LLC
                                 Proj., F.R.W.D., A.M.T.,
VMIG1               2,690       1.70%, 7/5/02, Ser. 99                    2,690,000
                                                                    ---------------
                                                                          5,190,000
-------------------------------------------------------------------------------------
MARYLAND  1.2%
                                Maryland St. Hlth. & Higher Edl.
                                 Facs. Auth., John Hopkins
                                 University
                                 Corp. Proj.,
P-1                15,575       1.40%, 7/8/02, Ser. A                    15,575,000
                                Roaring Fork Municipal Prod. LLC,
                                 F.R.W.D., A.M.T., Ser. 00-11
                                 Cert. Class A,
VMIG1               6,030       1.48%, 7/4/02                             6,030,000
                                                                    ---------------
                                                                         21,605,000
-------------------------------------------------------------------------------------
MASSACHUSETTS  1.7%
                                Lawrence G.O., M.B.I.A.,
NR                  1,355       4.50%, 3/15/03                            1,378,481
                                Mass. St. Dev. Fin. Agcy. Proj.,
                                 A.M.T., F.R.W.D., F.S.A.
A-1*                4,400       1.15%, 7/4/02, Ser. 2000                  4,400,000
VMIG1               9,000       1.40%, 7/4/02, Ser. ZTC9                  9,000,000
                                Winthrop B.A.N., G.O.,
VMIG1              14,000       2.25%, 3/20/03                           14,044,418
                                                                    ---------------
                                                                         28,822,899
-------------------------------------------------------------------------------------
MICHIGAN  3.1%
                                Michigan Job Dev. Auth.,
                                 Frankenmuth Bavarian Inn,
                                 F.R.M.D.,
NR                  6,000       1.50%, 7/1/02, Ser. A                     6,000,000
                                Michigan St. Bldg. Auth. Rev.,
                                 A.N.N.O.T.,
                                2.90%, 7/11/02, Ser. 00516(d)
                                 (cost $9,000,000; purchased
VMIG1               9,000        7/12/01)                                 9,000,000

    40                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Michigan Strategic Fd. Ltd.,
                                 Oblig. Rev.,
                                 Amer. Litho Inc., A.M.T.,
NR             $    4,500       1.49%, 7/4/02, Ser. 2002            $     4,500,000
                                Michigan, G.O., Sch. Loan Bds.,
                                 Corp. Proj., T.E.C.P.,
VMIG1              25,000       2.15%, 10/2/02, Ser. 2001A               25,000,000
                                Walled Lake Consld. Sch. Dist.,
                                 G.O., F.R.W.D.,
VMIG1              10,000       1.38%, 7/4/02, Ser. ZTC18                10,000,000
                                                                    ---------------
                                                                         54,500,000
-------------------------------------------------------------------------------------
MINNESOTA  2.2%
                                Bloomington Port. Auth. Tax Rev.,
                                 Ref. Mall of America, F.R.W.D.,
                                 F.S.A.,
VMIG1              18,000       1.35%, 7/5/02, Ser. 99B                  18,000,000
                                Bloomington, James Avenue Assoc.
                                 Proj., F.R.W.D.,
A-1+*               4,475       1.35%, 7/5/02, Ser. 1985                  4,475,000
                                City of Rochester, Corp. Proj.,
A-1+*              11,500       1.45%, 7/9/02, Ser. 00C                  11,499,916
                                St. Paul Hsg. & Redev. Auth.,
                                 Heating Rev., F.R.W.D.,
A-1+*               3,500       1.35%, 7/5/02, Ser. 99D                   3,500,000
                                                                    ---------------
                                                                         37,474,916
-------------------------------------------------------------------------------------
MISSISSIPPI  1.6%
                                Mississippi Dev. Bank Special
                                 Oblig.,
                                A.M.B.A.C., F.R.W.D.,
A-1+*               2,995       1.33%, 7/4/02, Ser. 00337                 2,995,000
                                A.M.B.A.C., F.R.W.D.,
                                 M.E.R.L.O.T.,
A-1+*               7,500       1.37%, 7/3/02, Ser. A16                   7,500,000
                                Roaring Fork Municipal Prods.
                                 LLC,
                                Mississippi Home Corp., A.M.T.,
                                 F.R.W.D.,
VMIG1               8,570       1.48%, 7/4/02, Ser. 00-18,                8,570,000
                                A.M.T., S.E.M.M.T.,
                                1.48%, 7/4/02, Ser. 01-14(d)
                                 (cost $9,000,000; purchased
VMIG1               9,000        12/21/01)                                9,000,000
                                                                    ---------------
                                                                         28,065,000

    See Notes to Financial Statements                                     41

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
NEBRASKA  0.5%
                                Lancaster Cnty. Neb. Hosp. Auth.
                                 Facs. Rev., Immanuel Hlth. Sys.,
A-1+*          $    9,350       1.90%, 7/1/02, Ser. 00A             $     9,350,000
-------------------------------------------------------------------------------------
NEVADA  0.9%
                                Clark Cnty., Trans. Improv.
                                 Bonds, G.O., F.R.W.D.,
VMIG1              15,000       1.47%, 7/4/02, Ser. ZTC27                15,000,000
-------------------------------------------------------------------------------------
NEW JERSEY  2.4%
                                Jersey City, B.A.N.,
VMIG1              24,700       2.25%, 9/13/02                           24,724,769
SP-1+*             17,900       3.00%, 9/13/02                           17,914,847
                                                                    ---------------
                                                                         42,639,616
-------------------------------------------------------------------------------------
NEW MEXICO  0.7%
                                Roaring Fork Municipal Prod. LLC,
                                 F.R.W.D., A.M.T., Ser. 00-1
                                 Cert. Class A,
VMIG1              11,520       1.48%, 7/4/02                            11,520,000
-------------------------------------------------------------------------------------
NORTH CAROLINA  0.4%
                                Roaring Fork Municipal Prod. LLC,
                                 Durham Co.--Alston Village
                                 Apts., F.W.R.D., A.M.T.
A-1+*               6,990       1.53%, 7/4/02, Series 01-8                6,990,000
-------------------------------------------------------------------------------------
OHIO  4.0%
                                Butler Cnty. Hlth. Facs. Rev.,
                                 Rfdg. & Impvt. Lifesphere Proj.,
                                 F.R.W.D.,
A-1*               16,000       1.25%, 7/4/02, Ser. 2002                 16,000,000
                                Cleveland, B.A.N., G.O.,
NR                  6,000       2.00%, 12/12/02, Ser. 2002                6,003,983
                                Cuyahoga Cnty. Econ. Dev. Rev.,
                                 Cleveland Botanical Garden
                                 Proj., F.R.W.D.,
VMIG1              10,500       1.30%, 7/4/02, Ser. 2001                 10,500,000
                                Cuyahoga Cnty. Hosp. Rev.,
                                 W.O. Walker Ctr. Inc.,
                                 A.M.B.A.C., F.R.W.D.,
A-1*               11,690       1.35%, 7/5/02, Ser. 98II                 11,690,000

    42                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Dublin City Sch. Dist.,
                                 Sch. Facs. Constr. Nts.,
VMIG1          $    3,000       2.12%, 11/14/02, Ser. 2002B         $     3,002,403
                                East Lake Ind. Dev. Rev., Astro
                                 Model Corp. Proj., A.M.T.,
                                 F.R.W.D.,
NR                  2,640       1.55%, 7/4/02, Ser. 96                    2,640,000
                                Hamilton Cnty. Hosp. Facs. Rev.,
                                 Hlth. Alliance of Gtr. Cinn.,
                                 F.R.W.D.,
VMIG1              10,000       1.25%, 7/3/02, Ser. FC                   10,000,000
                                Ohio Hsg. Fin. Agcy., Multifam.
                                 Hsg. Rev., 10 Wilmington Pl.
                                 Prog., F.R.W.D., F.S.A.,
A-1+*               8,945       1.35%, 7/5/02, Ser. B                     8,945,000
                                                                    ---------------
                                                                         68,781,386
-------------------------------------------------------------------------------------
OKLAHOMA  4.2%
                                Oklahoma Cnty. Fin. Auth.
                                 Multi-Fam. Hsg. Rev. Rfdg.,
                                 Oxford Oaks Apts Proj.
A-1+*               9,895       1.27%, 7/4/02, Ser. 2000                  9,895,000
                                Oklahoma Dev. Fin. Auth. Rev.,
                                 Affordable Hsg. Acq.,
VMIG1              31,000       1.45%, 7/4/02, Ser. 2002A                31,000,000
VMIG1              10,000       1.45%, 7/4/02, Ser. 2002B                10,000,000
                                Oklahoma Hsg. Fin. Agcy. Sngl.
                                 Fam. Rev., Mtge. Homeownership
                                 Ln. Prog., A.M.T., F.N.M.A.,
                                 G.N.M.A.,
VMIG1              10,000       1.47%, 1/31/03, Ser. 2002B               10,000,000
                                Optima Muni. Auth. Ind. Rev.,
                                 Seaboard Proj., A.M.T.,
                                 F.R.W.D.,
NR                  7,500       1.35%, 7/3/02, Ser. 1994                  7,500,000
                                Tulsa Pkg. Auth. Rev., Williams
                                 Ctr. Proj., S.E.M.M.T.,
VMIG1               5,300       1.80%, 11/15/02, Ser. 87A                 5,300,000
                                                                    ---------------
                                                                         73,695,000

    See Notes to Financial Statements                                     43

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
PENNSYLVANIA  2.9%
                                Allegheny Cnty. G.O., T.R.A.N.,
VMIG1          $   20,000       3.25%, 12/20/02, Ser. 2002B         $    20,101,877
                                City of Philadelphia, Corp.
                                 Proj.,
P-1                13,000       1.35%, 7/26/02, Ser. 1711                13,000,000
                                Erie Cnty. G.O., A.M.B.A.C.,
NR                  1,530       3.50%, 9/1/02                             1,534,522
                                Montgomery Cnty. Ind. Dev. Auth.,
                                 Exelon Generation Corp. Proj.,
                                 T.E.C.P.,
VMIG1              15,000       1.45%, 10/9/02, Ser. 2001B               15,000,000
                                                                    ---------------
                                                                         49,636,399
-------------------------------------------------------------------------------------
SOUTH CAROLINA  0.4%
                                Lexington Cnty. Wtrwks & Swr.
                                 Sys. Rev., B.A.N.,
NR                  7,500       3.50%, 4/17/03, Ser. 2002A                7,558,099
-------------------------------------------------------------------------------------
SOUTH DAKOTA  0.5%
                                Grant Cnty. Poll. Ctrl. Rev.,
                                 Otter Tail Pwr. Co. Proj.,
                                 F.R.W.D.,
VMIG1               8,000       1.50%, 7/5/02, Ser. 1993                  8,000,000
-------------------------------------------------------------------------------------
TENNESSEE  7.6%
                                Blount Cnty. Pub. Bldg. Auth.
                                 Rev.,
                                 Local Govt. Pub. Impvt.,
                                 A.M.B.A.C., F.R.W.D.,
VMIG1               1,300       1.90%, 7/1/02, Ser. A1D                   1,300,000
VMIG1               1,800       1.90%, 7/1/02, Ser. A1E                   1,800,000
VMIG1               1,000       1.90%, 7/1/02, Ser. A3A                   1,000,000
                                Morgan Keegan Mun. Prods. Inc.,
                                 Hsg. Dev. Agcy., A.M.T.,
                                 F.R.W.D.,
A-1+*              38,125       1.48%, 7/5/02, Ser. 1CN1                 38,125,000

    44                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Sevier Cnty. Pub. Bldg. Auth.,
                                Local Dev.,
VMIG1          $    9,345       1.25%, 7/1/02, Ser. 3B1             $     9,345,000
                                Local Govt. Pub. Impvt.,
                                 F.R.D.D., A.M.B.A.C.,
VMIG1               2,400       1.90%, 7/1/02, Ser. 1911                  2,400,000
VMIG1               6,000       1.90%, 7/1/02, Ser. IV-J                  6,000,000
VMIG1                 500       1.90%, 7/1/02, Ser. IV-I3                   500,000
VMIG1               2,020       1.90%, 7/1/02, Ser. IV-I4                 2,020,000
VMIG1               7,000       1.90%, 7/1/02, Ser. IV-C1                 7,000,000
VMIG1               4,070       1.90%, 7/1/02, Ser. IVD1                  4,070,000
VMIG1               3,000       1.90%, 7/1/02, Ser. IV-H3                 3,000,000
VMIG1               4,700       1.90%, 7/1/02, Ser. IV-J2                 4,700,000
VMIG1               3,535       1.90%, 7/1/02, Ser. IV-A2                 3,535,000
                                Shelby Cnty. Hlth. Edl., Baptist
                                 Memorial Hospital Corp. Proj.,
A-1+*               3,400       1.35%, 7/8/02, Ser. 2000                  3,400,000
NR                 44,300       1.30%, 7/11/02, Ser. 2000                44,299,846
                                                                    ---------------
                                                                        132,494,846
-------------------------------------------------------------------------------------
TEXAS  15.9%
                                Austin Independent Sch. Dist.,
                                 Unlimited Tax Refunding Bonds,
NR                  2,000       Zero Coupon, 8/1/02, Ser. 1993            1,995,403
                                Austin Combined Utility Sys.
                                 Rev., Corp. Proj., T.E.C.P.,
P-1                15,491       1.45%, 11/8/02, Ser. A                   15,491,000
                                Bexar Cnty. Hsg. Fin. Corp.,
                                 Perrin Park Apts., A.M.T.,
                                 F.R.W.D.,
VMIG1              10,375       1.46%, 7/5/02, Ser. 96                   10,375,000
                                Brazos River Harbor Nav. Dist.
                                 Dow Chemical Corp., Proj.,
                                 T.E.C.P., F.R.W.D.,
P-1                 2,500       1.85%, 7/8/02, Ser. 91                    2,500,000
                                Carroll Indpt. Sch. Dist. G.O.,
                                 Sch. Bldg., PSF-GTD,
VMIG1              28,100       2.25%, 4/1/03, Ser. 2000                 28,110,336

    See Notes to Financial Statements                                     45

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Collin Cnty. Hsg. Fin. Corp.
                                 Multifam. Hsg. Rev.,
                                 Huntington Apts. Proj.,
                                 F.R.W.D.,
A-1*           $    6,155       1.38%, 7/5/02, Ser. 96              $     6,155,000
                                Desoto Ind. Dev. Auth.,
                                 Solar Turbines Inc. Proj.,
                                 F.R.W.D.,
P-1                 7,050       1.33%, 7/4/02, Ser. 2000                  7,050,000
                                El Paso G.O., T.E.C.P.,
P-1                 4,000       1.65%, 7/25/02, Ser. A                    4,000,000
                                Fort Worth Indpt. Sch. Dist.
                                 G.O.,
NR                  3,000       4.38%, 2/15/03, Ser. 2001                 3,045,970
                                Gulf Coast Waste Disp. Auth.,
                                 Facs. Rev., Bayer Corp., A.M.T.,
                                 F.R.D.D.,
P-1                 6,200       2.10%, 7/1/02, Ser. 97                    6,200,000
                                Harlingen Hsg. Fin. Corp. Sngl.
                                 Fam. Rev., A.M.T., A.N.N.M.T.,
A-1+*               5,000       2.00%, 10/15/02, Ser. 00A                 5,000,000
                                Harris Cnty., T.E.C.P.,
NR                  8,485       Zero Coupon, 8/1/02                       8,465,290
                                Houston Ind. Sch. Dist.,
                                 F.S.A., F.R.W.D.,
VMIG1              12,700       1.40%, 7/4/02, Ser. ZTC21                12,700,000
                                Houston Wtr. & Swr. Sys. Rev.,
                                 M.E.R.L.O.T., F.R.W.D., F.S.A.,
A-1+*               3,795       1.37%, 7/3/02, Ser. 2002A                 3,795,000
                                Houston, Wtr. & Swr.
                                 Proj., T.E.C.P., Proj.,
P-1                17,000       1.40%, 10/10/02, Ser. A                  17,000,000
                                North Harris Montgomery Cmnty.
                                 Coll. Dist. Limited Tax, G.O.,
                                 F.G.I.C.,
VMIG1              14,640       2.25%, 4/1/03, Ser. 1997                 14,645,385
                                Plano Indpt. Sch. Dist.,
                                 Muni. Tr. Cert., Class A,
VMIG1              13,000       1.27%, 7/4/02, Ser. ZTC14                13,000,000
                                Port Arthur Nav. Dist. Rev.,
                                 Motiva Enterprises LLC, A.M.T.,
                                 F.R.W.D.,
A-1*                2,160       1.60%, 7/3/02, Ser. 01                    2,160,000

    46                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                San Antonio Elec. & Gas Rev.,
                                 Corp. Proj., T.E.C.P.,
P-1            $   11,900       1.55%, 7/25/02, Ser. A              $    11,900,000
                                Wtr. Sys. Rev., F.R.W.D.
                                 M.E.R.L.O.T.,
VMIG1              17,420       1.37%, 7/3/02, Ser. 00VV                 17,420,000
                                San Jacinto Coll. Dist.,
                                 Limited Tax G.O.,
VMIG1              14,900       2.25%, 4/1/03                            14,905,481
                                Spring Branch Ind. Sch. Dist.,
                                 Limited Tax Schoolhouse Bonds,
                                 F.R.W.D.,
VMIG1              11,880       1.40%, 7/4/02, Ser. ZTC28                11,880,000
                                Texas Dept. Hsg. & Cmnty.,
                                 A.M.T., T.E.C.P.,
A-1+*               5,775       1.55%, 10/15/02, Ser. A                   5,775,000
                                Texas St. T.R.A.N.,
VMIG1              53,200       3.75%, 8/29/02, Ser. 2001A               53,377,001
                                                                    ---------------
                                                                        276,945,866
-------------------------------------------------------------------------------------
UTAH  0.5%
                                Salt Lake Cnty., T.R.A.N.,
NR                  9,000       2.50%, 12/30/02, Ser. 2002                9,047,989
-------------------------------------------------------------------------------------
VIRGINIA  4.3%
                                Chesapeake Ind. Dev. Auth. Rev.,
                                 Money Market Poll., VA Elec. &
                                 Pwr. Corp. Proj.,
VMIG1               4,300       1.75%, 7/12/02, Ser. 85                   4,300,000
                                Chesterfield Cnty. Ind. Dev.
                                 Auth. Poll. Ctrl. Rev., Money
                                 Market, VA Elec. & Pwr. Corp.
                                 Proj.,
VMIG1               9,400       1.75%, 7/12/02, Ser. 85                   9,400,000
                                VA Elec. & Pwr. Corp. Proj.,
                                 T.E.C.P.,
VMIG1              26,000       1.75%, 7/12/02, Ser. 87A                 26,000,000
                                Halifax Cnty. Ind. Dev. Auth.
                                 Rev.
                                 VA Elec. & Pwr. Corp. Proj.,
VMIG1              15,000       1.60%, 10/11/02, Ser. 92                 15,000,000

    See Notes to Financial Statements                                     47

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Louisa Ind. Dev. Auth., VA Elec.
                                 & Pwr. Co. Proj.,
NR             $   10,475       1.45%, 8/9/02, Ser. 85              $    10,475,000
VMIG1              10,000       1.55%, 10/11/02, Ser. 87                 10,000,000
                                                                    ---------------
                                                                         75,175,000
-------------------------------------------------------------------------------------
WASHINGTON  2.0%
                                Port of Pasco Econ. Dev. Corp.,
                                 Douglas Fruit Co., A.M.T.,
                                 F.R.W.D.,
A-1*                3,640       1.50%, 7/4/02, Ser. 96                    3,640,000
                                Washington St.
                                G.O., F.R.W.D.,
VMIG1              12,935       1.45%, 7/5/02, Ser. ZTC10                12,935,000
VMIG1              13,570       1.40%, 7/4/02, Ser. ZTC11                13,570,000
                                M.E.R.L.O.T., F.R.W.D.,
A-1*                4,000       1.37%, 7/5/02, Ser. 1100                  4,000,000
                                                                    ---------------
                                                                         34,145,000
-------------------------------------------------------------------------------------
WEST VIRGINIA  1.2%
                                WV Hosp. Fin. Auth. Rev.,
                                 Pooled Loan Prog., F.R.W.D.,
VMIG1              20,270       1.55%, 7/3/02, Ser. 00A                  20,270,000
-------------------------------------------------------------------------------------
WISCONSIN  5.9%
                                Beaver Dam Unified Sch. Dist.,
                                 G.O., T.R.A.N.,
NR                  5,750       2.75%, 8/22/02, Ser. 01-02                5,751,433
                                Elmbrook Sch. Dist., G.O.,
                                 T.R.A.N.,
NR                  9,000       3.13%, 8/21/02                            9,012,449
                                Mequon & Thiensville Sch. Dist.,
                                 T.R.A.N.,
NR                  8,000       2.20%, 9/27/02                            8,000,561
                                Middleton Crossplains Area Sch.
                                 Dist.,
                                 G.O., T.R.A.N.,
NR                  5,400       2.75%, 8/23/02                            5,401,220
                                Milwaukee Redev. Auth. Rev.,
                                 Cathedral Pl. Parking Fac.
                                 Proj.,
VMIG1               5,000       1.29%, 7/4/02, Ser. 2002                  5,000,000

    48                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Mukwonago Area Sch. Dist.,
                                 G.O., T.R.A.N.,
NR             $    3,700       2.80%, 9/19/02, Ser. 01-02          $     3,701,019
                                Neenah Joint Sch. Dist.,
                                 T.R.A.N.,
NR                  4,900       2.25%, 8/30/02                            4,900,548
                                Nicolet High Sch. Dist.,
                                 T.R.A.N.,
NR                  2,520       2.40%, 10/30/02                           2,520,565
                                Northland Pines Sch. Dist.,
                                 G.O., T.R.A.N.,
NR                  5,000       2.75%, 9/6/02, Ser. 01-02                 5,001,599
                                Sauk Prairie Sch. Dist.,
                                 T.R.A.N.,
NR                  3,500       2.50%, 9/6/02, Ser. 1100                  3,501,882
                                Sheboygan Sch. Dist., T.R.A.N.,
NR                  5,000       2.40%, 8/30/02                            5,000,482
                                South Milwaukee Sch. Dist.,
                                 G.O., T.R.A.N.,
NR                  1,400       2.30%, 8/30/02                            1,400,270
                                Tomah Area Sch. Dist., T.R.A.N.,
NR                  3,500       2.50%, 9/24/02                            3,500,789
                                Wausau Sch. Dist., T.R.A.N.,
NR                  7,800       2.40%, 10/4/02                            7,801,181
                                West Allis - West Milwaukee Sch.
                                 Dist., T.R.A.N.,
NR                  5,000       2.25%, 9/23/02                            5,000,666
                                Wisconsin St.,
P-1                 6,000       1.30%, 8/12/02, Ser. 97A                  6,000,000
                                Wisconsin St. G.O., F.R.W.D.,
                                 F.S.A,
VMIG1              15,500       1.40%, 7/4/02, Ser. ZTC20                15,500,000
                                Wisconsin St. Hlth. & Edl. Facs.
                                 Auth. Rev., Pooled Ln. Fin.
                                 Prog.,
VMIG1               5,000       1.35%, 7/3/02, Ser. 2002H                 5,000,000
                                                                    ---------------
                                                                        101,994,664
                                                                    ---------------
                                Total Investments  101.2%
                                 (cost $1,760,095,320(e))             1,760,095,320
                                Liabilities in excess of other
                                 assets  (1.2%)                         (20,065,250)
                                                                    ---------------
                                Net Assets  100%                    $ 1,740,030,070
                                                                    ---------------
                                                                    ---------------

    See Notes to Financial Statements                                     49

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2002 Cont'd.

(a) The following abbreviations are used in the portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    A.N.N.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.R.M.D.--Floating Rate (Monthly) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    M.E.R.L.O.T.--Municipal Exempt Receipt- Liquid Optional Tender. S.E.M.M.T.--Semi- Annual Mandatory Tender.
    S.L.M.A.--Student Loan Marketing Association.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes considered to be the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $18,000,000. The aggregate value of $18,000,000 was approximately 1.0% of net assets.
(e) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
* Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.

    50                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
   value                                                         $ 1,760,095,320
Cash                                                                      74,388
Receivable for Fund shares sold                                       17,826,849
Interest receivable                                                    8,507,425
Prepaid expenses                                                          15,786
                                                                -----------------
      Total assets                                                 1,786,519,768
                                                                -----------------
LIABILITIES
Payable for investments purchased                                     28,095,238
Payable for Fund shares repurchased                                   17,364,121
Management fee payable                                                   618,035
Accrued expenses and other liabilities                                   212,524
Distribution fee payable                                                 182,039
Deferred trustees' fees payable                                           17,741
                                                                -----------------
      Total liabilities                                               46,489,698
                                                                -----------------
NET ASSETS                                                       $ 1,740,030,070
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $    17,400,301
   Paid-in capital in excess of par                                1,722,629,769
                                                                -----------------
Net assets, June 30, 2002                                        $ 1,740,030,070
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($1,740,030,070 / 1,740,030,070 shares of beneficial
   interest ($.01 par value) issued and outstanding)                        $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     51

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and+ discount earned                                   $37,884,917
                                                                -----------------
Expenses
   Management fee                                                    7,773,024
   Distribution fee                                                  2,299,342
   Custodian fees and expenses                                         233,000
   Transfer agent's fees and expenses                                  177,000
   Reports to shareholders                                              65,000
   Registration fees                                                    60,000
   Legal fees and expenses                                              35,000
   Audit fee                                                            28,000
   Trustees' fees                                                       14,000
   Miscellaneous                                                        10,730
                                                                -----------------
      Total expenses                                                10,695,096
   Less: custodian fee credit (Note 1)                                 (11,210)
                                                                -----------------
   Net expenses                                                     10,683,886
                                                                -----------------
Net investment income                                               27,201,031
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            42,517
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $27,243,548
                                                                -----------------
                                                                -----------------

    52                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                ----------------------------------
                                                     2002               2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    27,201,031    $    53,171,178
   Net realized gain on investment
      transactions                                       42,517              4,034
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     27,243,548         53,175,212
                                                ---------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                            (27,243,548)       (53,175,212)
                                                ---------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed            5,727,746,338      5,491,229,037
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  27,244,695         53,177,112
   Cost of shares reacquired                     (5,759,776,771)    (5,228,677,799)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Fund share transactions                        (4,785,738)       315,728,350
                                                ---------------    ---------------
Total increase (decrease)                            (4,785,738)       315,728,350
NET ASSETS
Beginning of year                                 1,744,815,808      1,429,087,458
                                                ---------------    ---------------
End of year                                     $ 1,740,030,070    $ 1,744,815,808
                                                ---------------    ---------------
                                                ---------------    ---------------

    See Notes to Financial Statements                                     53

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    1.000
Net investment income and net realized gains                              0.015
Dividends and distributions to shareholders                              (0.015)
                                                                  ----------------
Net asset value, end of year                                         $    1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                            1.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                              $1,740,030
Average net assets (000)                                             $1,839,473
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .58%
   Expenses, excluding distribution and service (12b-1) fees                .46%
   Net investment income                                                   1.48%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    54                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights Cont'd.

                     Year Ended June 30,
-------------------------------------------------------------
   2001           2000           1999           1998
-------------------------------------------------------------
$    1.000     $    1.000     $    1.000     $    1.000
     0.034          0.032          0.027          0.031
    (0.034)        (0.032)        (0.027)        (0.031)
----------     ----------     ----------     ----------
$    1.000     $    1.000     $    1.000     $    1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      3.42%          3.19%          2.77%          3.16%
$1,744,816     $1,429,087     $1,476,732     $1,332,985
$1,600,345     $1,515,352     $1,549,367     $1,279,188
       .57%           .58%           .59%           .60%
       .45%           .46%           .46%           .47%
      3.32%          3.15%          2.72%          3.11%

    See Notes to Financial Statements                                     55

      COMMAND Account         COMMAND Tax-Free Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Tax-Free Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Tax-Free Fund (the 'Fund') at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 16, 2002

      COMMAND Account
             Notes to Financial Statements

      COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities COMMAND Account Program of Prudential Securities Incorporated (Prudential Securities). The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Funds at June 30, 2002 include registration rights under which the Fund may demand registration by the issuer.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Funds' policy that its
                                                                          57

      COMMAND Account
             Notes to Financial Statements Cont'd.

custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains (losses) realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period.

      Federal Income Taxes:    It is each Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains if any to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Dividends:    Each Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration.

      Custody Fee Credits:    The COMMAND Tax-Free Fund has an arrangement with
its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

Note 2. Agreements
Each Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in

      COMMAND Account
             Notes to Financial Statements Cont'd.

connection with the management of each Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly on the following basis:

    Average Daily        COMMAND        COMMAND       COMMAND
     Net Assets           Money       Government      Tax-Free
---------------------    --------     -----------     --------
First $500 million        .500%          .400%         .500%
Second $500 million       .425%          .400%         .425%
Third $500 million        .375%          .375%         .375%
Excess of $1.5
  billion                 .350%          .375%         .375%

      Each Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds' transfer agent. During the year ended June 30, 2002 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money                $4,683,700
COMMAND Government           $   96,000
COMMAND Tax-Free             $  176,700

      As of June 30, 2002, the following amounts were due to PMFS from the
Funds:

COMMAND Money                $  358,700
COMMAND Government           $    7,700
COMMAND Tax-Free             $   14,000

      COMMAND Account
             Notes to Financial Statements Cont'd.

Note 4. Joint Repurchase Agreement Account
The COMMAND Government Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. At June 30, 2002, the Fund had a 4.24% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $12,773,000 in principal amount and the value of the collateral therefore was as follows:

      Bank of America Securities, 1.98% in the principal amount of $75,000,000, repurchase price $75,012,375, due 7/1/02. The value of the collateral including accrued interest was $76,500,000.

      Greenwich Capital Markets, 1.98% in the principal amount of $76,528,000, repurchase price $76,540,627, due 7/1/02. The value of the collateral including accrued interest was $78,060,983.

      Goldman Sachs, 1.98% in the principal amount of $75,000,000 repurchase price $75,012,375, due 7/1/02. The value of the collateral including accrued interest was $76,500,000.

      UBS Warburg, 1.98% in the principal amount of $75,000,000, repurchase price $75,012,375, due 7/1/02. The value of the collateral including accrued interest was $76,674,415.

      COMMAND Account
             Federal Income Tax Information (Unaudited)

COMMAND TAX-FREE FUND:

      We are required by the Internal Revenue Code to advise you within 60 days of the COMMAND Tax-Free Fund's fiscal year-end (June 30, 2002) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that for the year ended June 30, 2002, dividends paid from net investment income totaling $.015 per share were all federally tax-exempt interest dividends.

COMMAND GOVERNMENT FUND AND COMMAND MONEY FUND:
IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders, provided the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 53% and 1% of the dividends paid by the COMMAND Government Fund and COMMAND Money Fund, respectively, qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

COMMAND Account                        www.prudential.com  (800) 225-1852
             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

       Independent Trustees

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       Delayne Dedrick Gold (64)            Trustee                 since 1982
                       Robert E. La Blanc (68)              Trustee                 since 1996
                       Robin B. Smith (62)                  Trustee                 since 1996
                       Stephen Stoneburn (59)               Trustee                 since 1982
                       Nancy H. Teeters (72)                Trustee                 since 1984
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       ------------------------------------------------------------------------------------------
                       Delayne Dedrick Gold (64)        Marketing Consultant.                           89

                       Robert E. La Blanc (68)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988-August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (59)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc. (1975-1989).

                       Nancy H. Teeters (72)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978-June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------
                       Delayne Dedrick Gold (64)                     --

                       Robert E. La Blanc (68)          Director of Storage
                                                        Technology Corporation
                                                        (technology) (since 1979).
                                                        Chartered Semiconductor
                                                        Manufacturing Ltd.
                                                        (Singapore) (since 1998).
                                                        Titan Corporation
                                                        (electronics) (since 1995).
                                                        Salient 3 Communications,
                                                        Inc. (technology) (since
                                                        1995); Director (since 1999)
                                                        of First Financial Fund,
                                                        Inc. and Director (since
                                                        April 1999) of The High
                                                        Yield Plus Fund, Inc.

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (59)                        --

                       Nancy H. Teeters (72)                         --

    62                                                                    63

COMMAND Account                        www.prudential.com  (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       Clay T. Whitehead (63)               Trustee                 since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       ---------------------------------------------------------------------------------------------
                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ----------------------------------------------------------------
                       Clay T. Whitehead (63)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 2000) of
                                                        The High Yield Plus Fund,
                                                        Inc.

       Interested Trustees

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Trustee and             since 1996
                                                            Vice President

                       *David R. Odenath, Jr. (45)          Trustee and             since 1999
                                                            President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       -------------------------------------------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities; formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)                   --

    64                                                                    65

COMMAND Account                        www.prudential.com  (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Trustee and             since 2000
                                                            Vice President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       ----------------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------
                       *Judy A. Rice (54)                            --


      Information pertaining to the Officers of the Fund who are not the Trustees is set forth below.

       Officers

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       Grace C. Torres (43)                 Treasurer and           since 1995
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (44)               Secretary               since 2001

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       -----------------------------------------------------------------------
                       Grace C. Torres (43)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Jonathan D. Shain (44)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997-July 1988) and
                                                        Associate Counsel (August
                                                        1994-January 1997) of New York Life

    66                                                                    67

COMMAND Account                        www.prudential.com  (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)        Assistant               since 2002
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       --------------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)    Vice President and Chief Legal
                                                        Officer--Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential; Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General counsel (September
                                                        1987-September 1996) of Prudential
                                                        Securities.

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.

   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ
      07102.

  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustees and/or Officer.

 **** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities and Exchange Act of 1934
      (i.e., 'public companies') or other investment companies registered under the
      1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    68                                                                    69

COMMAND Funds

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
     Prudential Stock Index Fund
Prudential Tax-Managed Funds
     Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
     Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
     Prudential Financial Services Fund
     Prudential Health Sciences Fund
     Prudential Technology Fund
     Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
     Prudential Global Growth Fund
     Prudential International Value Fund
     Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
     Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
     Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
     California Series
     California Income Series
Prudential Municipal Bond Fund
     High Income Series
     Insured Series
                                       www.prudential.com  (800) 225-1852


Prudential Municipal Series Fund
     Florida Series
     New Jersey Series
     New York Series
     Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
     Liquid Assets Fund
     National Money Market Fund
Prudential Government Securities Trust
     Money Market Series
     U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
     California Money Market Series
Prudential Municipal Series Fund
     New Jersey Money Market Series
     New York Money Market Series

Tax-Free Money Market Funds
COMMAND Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
     Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
   Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
     Money Market Series


* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
** Not exchangeable with Prudential mutual funds.

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COMMAND Funds

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

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                                       www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

COMMAND Funds

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

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                                       www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols            Nasdaq      CUSIP
COMMAND Money Fund      CDMXX     20050F103
COMMAND Tax-Free Fund   CDFXX     20050R107
COMMAND Gov't Fund      CGMXX     20050D108

CFA     IFS-A073215